Supplementary Information to Consolidated Statements of Cash Flows (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash paid for:
Interest	CAD 644	CAD 561
Income taxes	62	109
Change in non-cash operating working capital:
Accounts receivable and other current assets	43	14
Prepaid expenses	(4)	(1)
Inventories	17	15
Regulatory assets - current portion	(58)	57
Accounts payable and other current liabilities	25	(82)
Regulatory liabilities - current portion	(1)	38
Changes in non-cash operating working capital	22	41
Non-cash investing and financing activities:
Common share dividends reinvested	162	156
Common shares issued on business acquisition (Notes 17 and 27)	4,684	0
Additions to utility capital assets and intangible assets included in current and long-term liabilities	296	187
Commitment to purchase capital lease interest (Note 15)	48	0
Transfer of deposit on business acquisition (Note 27)	38	0
Contributions in aid of construction included in current assets	9	4
Exercise of stock options into common shares	CAD 4	CAD 4